INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets, net
Intangible assets, gross		¥ 205,066			¥ 422,975
Less: Accumulated amortization		(60,254)			(80,281)
Total		144,812		$ 49,358	342,694
Unfavorable lease
Unfavorable lease agreements		3,924			3,924
Less: Accumulated amortization		(2,893)			(3,102)
Unfavorable lease agreements, net		1,031			822
Amortization expense of intangible assets	¥ 17,173	13,415	¥ 11,101
Franchise agreements
Intangible assets, net
Intangible assets, gross		11,000			11,000
Non-compete agreement
Intangible assets, net
Intangible assets, gross		400			400
Favorable lease agreements
Intangible assets, net
Intangible assets, gross		120,661			135,874
Purchased software
Intangible assets, net
Intangible assets, gross		44,405			55,101
Brand name
Intangible assets, net
Intangible assets, gross		¥ 28,600			28,600
Master Brand Agreement
Intangible assets, net
Intangible assets, gross					¥ 192,000